Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Total rent expense	$ 1,000	$ 900	$ 2,900	$ 2,900	$ 4,178	$ 3,514